Loans and Allowance for Loan Losses - Classes of loans (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Accounts, Notes, Loans and Financing Receivable [Line Items]
Less Allowance for loan losses	$ 2,919,594	$ 2,956,264
Net loans	193,039,879	184,718,612
Loans Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable gross	195,988,766	187,684,292
Less Net deferred loan fees	29,293	9,416
Less Allowance for loan losses	2,919,594	2,956,264
Net loans	193,039,879	184,718,612
Loans Receivable | Real estate loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable gross	140,691,759	136,438,338
Loans Receivable | Real estate loans | Residential 1-4 family
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable gross	47,395,344	44,561,089
Loans Receivable | Real estate loans | Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable gross	40,381,680	40,474,855
Loans Receivable | Real estate loans | Agricultural
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable gross	41,223,190	40,119,130
Loans Receivable | Real estate loans | Home equity
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable gross	11,691,545	11,283,264
Loans Receivable | Commercial loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable gross	25,453,058	26,813,880
Loans Receivable | Agricultural
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable gross	16,102,856	11,844,973
Loans Receivable | Consumer loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable gross	$ 13,741,093	$ 12,587,101